Revenue - Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 62,371	$ 47,560	$ 40,450
SOPHiA DDM Platform
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	60,904	45,679	39,465
Workflow equipment and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,467	1,881	985
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	43,958	34,878	31,583
Switzerland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,432	1,340	1,408
France
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	10,076	7,252	7,433
Italy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	8,554	6,761	6,143
Spain
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	6,512	4,665	3,757
Rest of EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	17,384	14,860	12,842
NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	10,726	6,732	4,730
United States
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	9,465	5,581	3,918
Rest of NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,261	1,151	812
LATAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	3,990	3,003	2,295
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 3,697	$ 2,947	$ 1,842